Others, net	12 Months Ended
Dec. 31, 2024
Others, net
Others, net

14.  Others, net

Other income and expense consist of the following:

	Year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Government grants	24,330	71,503	44,658
Foreign exchange gains/(losses), net	13,733	(11,061)	(12,213)
Gains in derivatives	—	6,926	—
Others	(4,326)	(7,709)	(5,948)
Total	33,737	59,659	26,497

Government grants mainly represent amounts received from local governments in connection with the Group’s technology development activities.